Changes in property and equipment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Schedule of Changes in property and equipment [Line Items]
Beginning balance		₩ 4,083,328	₩ 3,577,709
Acquisitions		581,810	1,076,404
Disposals		(166,151)	(43,644)
Depreciation		(475,506)	(479,657)
Amounts transferred from(to) investment property		4,064	(104,573)
Amounts transferred from(to) intangible assets		3,738	271
Amounts transferred from(to) assets held for sale	[1]	(31,633)	(455)
Amounts transferred from(to) right-of-use assets		0	0
Others		(2,235)	0
Effects of foreign currency movements		(8,553)	14,031
Business combination (Note 47)		835	43,242
Ending balance		3,989,697	4,083,328
Land
Schedule of Changes in property and equipment [Line Items]
Beginning balance		1,815,112	1,827,711
Acquisitions		78,066	69,045
Disposals		(92,683)	(249)
Depreciation		0	0
Amounts transferred from(to) investment property		55,316	(81,311)
Amounts transferred from(to) intangible assets		0	0
Amounts transferred from(to) assets held for sale	[1]	(31,622)	(410)
Amounts transferred from(to) right-of-use assets		395,346	0
Others		0	0
Effects of foreign currency movements		(308)	326
Business combination (Note 47)		0	0
Ending balance		2,219,227	1,815,112
Buildings
Schedule of Changes in property and equipment [Line Items]
Beginning balance		790,449	852,569
Acquisitions		56,828	16,946
Disposals		(46,897)	(1,719)
Depreciation		(56,041)	(55,450)
Amounts transferred from(to) investment property		(51,252)	(23,262)
Amounts transferred from(to) intangible assets		0	0
Amounts transferred from(to) assets held for sale	[1]	(11)	(45)
Amounts transferred from(to) right-of-use assets		118,091	0
Others		0	0
Effects of foreign currency movements		(406)	1,410
Business combination (Note 47)		0	0
Ending balance		810,761	790,449
Right-of-use assets
Schedule of Changes in property and equipment [Line Items]
Beginning balance		1,112,796	583,576
Acquisitions		305,958	805,783
Disposals		(24,173)	(12,595)
Depreciation		(286,028)	(298,538)
Amounts transferred from(to) investment property		0	0
Amounts transferred from(to) intangible assets		0	0
Amounts transferred from(to) assets held for sale	[1]	0	0
Amounts transferred from(to) right-of-use assets		(513,437)	0
Others		0	0
Effects of foreign currency movements		(5,380)	2,981
Business combination (Note 47)		681	31,589
Ending balance		590,417	1,112,796
Others
Schedule of Changes in property and equipment [Line Items]
Beginning balance		364,971	313,853
Acquisitions		140,958	184,630
Disposals		(2,398)	(29,081)
Depreciation		(133,437)	(125,669)
Amounts transferred from(to) investment property		0	0
Amounts transferred from(to) intangible assets		3,738	271
Amounts transferred from(to) assets held for sale	[1]	0	0
Amounts transferred from(to) right-of-use assets		0	0
Others		(2,235)	0
Effects of foreign currency movements		(2,459)	9,314
Business combination (Note 47)		154	11,653
Ending balance		₩ 369,292	₩ 364,971

[1]	Included buildings, and land.